Business Combinations and Private Placement - Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred (Parentheticals) (Details)	Mar. 31, 2019 shares
Edgewater
Disclosure Of Business Combinations [Line Items]
Number of instruments issued	17,458,348